Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Non-Financial Assets
Schedule of Non-financial assets

In € thousand	12/31/2023	12/31/2022
Advance payments	7,998	4,069
Prepaid expenses	1,771	9,418
Total non-current non-financial assets	9,769	13,487
Value added tax claims	6,072	1,696
Prepaid expenses	16,299	16,241
Miscellaneous other current non-financial assets	410	711
Total current non-financial assets	22,781	18,648
Total non-financial assets	32,550	32,135